Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	149 Months Ended	180 Months Ended
		Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	2.12%	2.45%
Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.58%	0.15%	1.59%	1.92%
Bloomberg 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year Government Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.17%	1.76%	1.84%		1.48%
Bloomberg 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.17%	1.75%	1.83%		1.47%
Medalist Partners MBS Total Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.81%	5.20%	3.65%	4.70%
Performance Inception Date		Jul. 22, 2013
Medalist Partners MBS Total Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.13%	2.55%	1.19%	2.25%
Medalist Partners MBS Total Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.16%	2.77%	1.65%	2.49%
Medalist Partners MBS Total Return Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.53%	4.93%	3.41%	4.46%
Performance Inception Date		Jul. 22, 2013
Medalist Partners MBS Total Return Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		6.53%	4.53%	3.24%	4.32%
Performance Inception Date	[1]	Dec. 18, 2015
Medalist Partners Short Duration Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.81%	4.84%	3.44%		3.10%
Performance Inception Date		Dec. 23, 2010
Medalist Partners Short Duration Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.16%	2.80%	1.83%		1.69%
Medalist Partners Short Duration Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.99%	2.81%	1.92%		1.76%
Medalist Partners Short Duration Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.43%	4.58%	3.18%		2.84%
Performance Inception Date		Dec. 23, 2010

[1]	The Institutional Class and Investor Class incepted on July 22, 2013, and Class A incepted on December 18, 2015. Class A performance for the period from July 22, 2013 to December 18, 2015, reflects the performance of the Institutional Class, adjusted to reflect Class A fees and expenses.